Employee Retirement and Profit Sharing Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Retirement and Profit Sharing Plan Expenses

During 2012, 2011, and 2010, our retirement and profit sharing plan expenses were as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Defined benefit plans	$1,804	$1,781	$1,256
Defined contribution plans	2,210	2,386	2,277
Multiemployer pension and certain union plans	1,658	1,591	1,511

Total	$5,672	$5,758	$5,044

Reconciliation of Projected Benefit Obligation and Fair Value of Plan Assets

The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plan assets for the years ended December 31, 2012 and 2011, and the funded status of the plans at December 31, 2012 and 2011, is as follows:

	Year ended December 31,
	2012	2011
	(In thousands)
Change in Benefit Obligation:
Benefit obligation at beginning of the year	$11,865	$9,897
Service cost	1,409	1,311
Interest cost	513	523
Plan participants’ contributions	55	52
Actuarial loss	1,756	526
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Net transfer in	—	59
Exchange rate changes	320	(401)

Benefit obligation, end of year	15,882	11,865
Change in Plan Assets:
Fair value of plan assets at beginning of year	7,710	6,169
Actual return on plan assets	485	369
Employer contributions to plan	1,410	1,439
Plan participants’ contributions	55	52
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Acquisitions/divestitures	—	59
Exchange rate changes	195	(276)

Fair value of plan assets, end of year	9,819	7,710

Funded status at end of year	$(6,063)	$(4,155)

Summary of Assumptions Used to Determine Benefit Obligations

A summary of our key actuarial assumptions used to determine benefit obligations as of December 31, 2012 and 2011 is as follows:

	Year ended December 31,
	2012	2011
Weighted average discount rate	3.50%	4.50%
Rate of compensation increase	3.88%	3.87%

Summary of Assumptions Used to Determine Net Periodic Benefit Cost

A summary of our key actuarial assumptions used to determine net periodic benefit cost for 2012, 2011, and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Weighted average discount rate	4.50%	4.75%	5.46%
Expected return on assets	3.85%	3.86%	3.88%
Rate of compensation increase	3.87%	3.88%	3.89%

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Components of net periodic benefit cost:
Service cost	$1,409	$1,311	$973
Interest cost	513	523	439
Expected return on plan assets	(191)	(139)	(206)
Amortization:
Prior service cost	16	18	—
Unrecognized net loss	3	7	—

Net periodic benefit cost	$1,750	$1,720	$1,206

Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Pension plans with an accumulated benefit obligation in excess of plan assets are as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Projected benefit obligation	$3,237	$2,147	$2,001
Accumulated benefit obligation	2,822	1,794	1,657
Fair value of plan assets	1,463	746	680

Estimated Pension Plan Benefit Payments	Estimated pension plan benefit payments to our participants for the next ten years are as follows (in thousands):

2013	$855
2014	209
2015	5
2016	12
2017	93
Next five years	5,583

Fair Values by Category of Inputs

The fair values by category of inputs as of December 31, 2012 were as follows:

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$9,819	$—	$—	$9,819

Total	$9,819	$—	$—	$9,819

The fair values by category of inputs as of December 31, 2011 were as follows:

	Fair value as of December 31, 2011	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$7,710	$—	$—	$7,710

Total	$7,710	$—	$—	$7,710

Reconciliation of Change in Fair Value Measurement of Defined Benefit Plans

A reconciliation of the change in the fair value measurement of the defined benefit plans’ consolidated assets using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and 2011 is as follows:

	Insurance reserves	Total
	(In thousands)
Balance at January 1, 2011	$6,169	$6,169
Actual return on plan assets:
Relating to instruments still held at reporting date	369	369
Purchases, sales and settlements (net)	1,172	1,172

Balance at December 31, 2011	$7,710	$7,710
Actual return on plan assets:
Relating to instruments still held at reporting date	485	485
Purchases, sales and settlements (net)	1,624	1,624

Balance at December 31, 2012	$9,819	$9,819

Schedule of Information Regarding Participation in Multiemployer Pension Plans

The last column in the table lists the expiration date of the collective-bargaining agreement to which the plan is subject.

Pension fund	Employer identification number	Pension plan number	PPA Zone status		FIP/RP status pending/ implemented	Extended amortization provisions	Expiration date of associated collective- bargaining agreement
			2012	2011
Western Conference of Teamsters Pension Plan(1)	91-6145047	001	Green	Green	N/A	No	March 1, 2015— January 28, 2017

(1)	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.

Schedule of Information Regarding Contribution in Multiemployer Pension Plans

Information regarding our contributions to our multiemployer pension plan is shown in the table below. There are no changes that materially affected the comparability of our contributions to the plan during the years ended December 31, 2012, 2011, and 2010.

	Employer identification number	Pension plan number	The WhiteWave Foods Company			Surcharge imposed
Pension fund			2012	2011	2010
Western Conference of Teamsters Pension Plan	91-6145047	001	$1,658	$1,591	$1,511	No

Alpro Defined Benefit Plans

The benefits under our Alpro defined benefit plans are based on years of service and employee compensation.

	Three months ended March 31,
	2013	2012
	(In thousands)
Components of net periodic benefit cost:
Service cost	$440	$359
Interest cost	135	131
Expected return on plan assets	(88)	(49)
Amortization:
Prior service (credit)/cost	4	4
Unrecognized net (gain)/loss	18	1

Net periodic benefit cost	$509	$446